Annual Total Returns [BarChart] - iShares ESG Aware U.S. Aggregate Bond ETF - iShares ESG Aware U.S. Aggregate Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2019	8.71%
Annual Return 2020	7.41%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -3.37%.